FIRST INVESTORS EQUITY FUNDS | FIRST INVESTORS OPPORTUNITY FUND
FIRST INVESTORS OPPORTUNITY FUND
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 142 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-54 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS OPPORTUNITY FUND FIRST INVESTORS EQUITY FUNDS	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS OPPORTUNITY FUND FIRST INVESTORS EQUITY FUNDS		CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees		0.73%	[1]	0.73%	[1]	0.73%	[2]	0.73%	[2]
Distribution and Service (12b-1) Fees		0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses		0.23%	[1]	0.30%	[1]	3.75%	[2]	3.42%	[2]
Total Annual Fund Operating Expenses		1.26%	[1]	2.03%	[1]	4.48%	[2]	4.15%	[2]
Fee Waiver and/or Expense Reimbursement	[3]		[1]		[1]	3.50%	[2]	3.32%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.26%	[1]	2.03%	[1]	0.98%	[2]	0.83%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund no longer paid annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2014.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least January 31, 2015, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to January 31, 2015 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver/expense reimbursement arrangement for Advisor and Institutional Class shares through January 31, 2015).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS OPPORTUNITY FUND FIRST INVESTORS EQUITY FUNDS (USD $)	1 year	3 years	5 years	10 years
CLASS A	696	952	1,227	2,010
CLASS B	606	937	1,293	2,161
Advisor Class	100	312	542	1,201
Institutional Class	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS OPPORTUNITY FUND FIRST INVESTORS EQUITY FUNDS (USD $)	1 year	3 years	5 years	10 years
CLASS A	696	952	1,227	2,010
CLASS B	206	637	1,093	2,161
Advisor Class	100	312	542	1,201
Institutional Class	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its whole portfolio.

Principal Investment Strategies
The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Principal Risks
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in mid-and small-size companies,

■           Are willing to accept higher than average investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2013
Average Annual Returns FIRST INVESTORS OPPORTUNITY FUND FIRST INVESTORS EQUITY FUNDS		1 Year	5 Years	10 Years
CLASS A	[1]	35.55%	21.30%	9.37%
CLASS B	[1]	38.78%	21.70%	9.25%
After Taxes on Distributions CLASS A	[1]	33.59%	20.63%	8.70%
After Taxes on Distributions and Sale of Fund Shares CLASS A	[1]	21.73%	17.18%	7.53%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	[1]	33.46%	21.84%	10.33%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.